Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Non-Current Assets

	December 31,

	2022	2021
Net defined benefit plan surpluses (see note 26)	48	239
Cash surrender value of life insurance policies	337	346
Deferred commissions	121	127
Other non-current assets (1)	113	85
Total other non-current assets	619	797
(1) Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $94 million and $74 million as of December 31, 2022 and 2021, respectively (see note 30).